OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Securities - FVTPL	$3,511	$3,416
Derivative assets	76	100
Securities - FVTOCI	20	27
Other marketable securities	29	28
Restricted cash	343	378
Inventory	1,228	1,228
Accounts receivables - non-current	90	9
Other	127	153
Total other non-current assets	$5,424	$5,339

Securities - FVTPL
Securities - FVTPL includes the partnership’s investment in the Brookfield Strategic Real Estate Partners (“BSREP”) III fund, with a carrying value of the financial asset at June 30, 2025 of $1,586 million (December 31, 2024 - $1,542 million). It also includes the partnership’s investment in a U.S. retail company with a carrying value of the financial asset at June 30, 2025 of $551 million (December 31, 2024 - $551 million).